Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information

Note 13

Segment Information

Reportable Segments

We have two reportable segments, which we operate and manage as strategic business units and organize by products and services. We measure and evaluate our reportable segments based on segment operating income, consistent with the chief operating decision maker’s assessment of segment performance.

Corporate, eliminations and other includes unallocated corporate expenses, intersegment eliminations recorded in consolidation, the results of other businesses, such as our investments in unconsolidated businesses, pension and other employee benefit related costs, lease financing, as well as other adjustments and gains and losses that are not allocated in assessing segment performance due to their non-operational nature. Although such transactions are excluded from the business segment results, they are included in reported consolidated earnings. Gains and losses that are not individually significant are included in all segment results as these items are included in the chief operating decision maker’s assessment of segment performance.

The reconciliation of segment operating revenues and expenses to consolidated operating revenues and expenses below also includes those items of a non-recurring or non-operational nature. We exclude from segment results the effects of certain items that management does not consider in assessing segment performance, primarily because of their non-recurring or non-operational nature.

We have adjusted prior period consolidated and segment information, where applicable, to conform to current year presentation.

Our segments and their principal activities consist of the following:

Segment	Description
Wireless	Wireless’ communications products and services include wireless voice and data services and equipment sales, which are provided to consumer, business and government customers across the United States.

Wireline

Wireline’s voice, data and video communications products and enhanced services include broadband video and data, corporate networking solutions, data center and cloud services, security and managed network services and local and long distance voice services. We provide these products and services to consumers in the United States, as well as to carriers, businesses and government customers both in the United States and in over 150 other countries around the world.

The following table provides operating financial information for our two reportable segments:

	(dollars in millions)
2013	Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$66,282	$–	$66,282
Other service	2,691	–	2,691

Service revenue	68,973	–	68,973

Equipment	8,096	–	8,096
Other	3,851	–	3,851

Consumer retail	–	14,737	14,737
Small business	–	2,587	2,587

Mass Markets	–	17,324	17,324

Strategic services	–	8,410	8,410
Core	–	6,267	6,267

Global Enterprise	–	14,677	14,677

Global Wholesale	–	5,703	5,703
Other	–	456	456
Intersegment revenues	103	1,063	1,166

Total operating revenues	81,023	39,223	120,246

Cost of services and sales	23,648	21,928	45,576
Selling, general and administrative expense	23,176	8,595	31,771
Depreciation and amortization expense	8,202	8,327	16,529

Total operating expenses	55,026	38,850	93,876

Operating income	$25,997	$373	$26,370

Assets	$146,429	$84,573	$231,002
Plant, property and equipment, net	35,932	51,885	87,817
Capital expenditures	9,425	6,229	15,654

	(dollars in millions)
2012	Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$61,383	$–	$61,383
Other service	2,290	–	2,290

Service revenue	63,673	–	63,673

Equipment	8,010	–	8,010
Other	4,096	–	4,096

Consumer retail	–	14,043	14,043
Small business	–	2,648	2,648

Mass Markets	–	16,691	16,691

Strategic services	–	8,052	8,052
Core	–	7,240	7,240

Global Enterprise	–	15,292	15,292

Global Wholesale	–	6,177	6,177
Other	–	508	508
Intersegment revenues	89	1,112	1,201

Total operating revenues	75,868	39,780	115,648

Cost of services and sales	24,490	22,413	46,903
Selling, general and administrative expense	21,650	8,883	30,533
Depreciation and amortization expense	7,960	8,424	16,384

Total operating expenses	54,100	39,720	93,820

Operating income	$21,768	$60	$21,828

Assets	$142,485	$84,815	$227,300
Plant, property and equipment, net	34,545	52,911	87,456
Capital expenditures	8,857	6,342	15,199

	(dollars in millions)
2011	Wireless	Wireline	Total Segments
External Operating Revenues
Retail service	$56,601	$–	$56,601
Other service	2,497	–	2,497

Service revenue	59,098	–	59,098

Equipment	7,446	–	7,446
Other	3,517	–	3,517

Consumer retail	–	13,605	13,605
Small business	–	2,720	2,720

Mass Markets	–	16,325	16,325

Strategic services	–	7,607	7,607
Core	–	8,014	8,014

Global Enterprise	–	15,621	15,621

Global Wholesale	–	6,795	6,795
Other	–	704	704
Intersegment revenues	93	1,237	1,330

Total operating revenues	70,154	40,682	110,836

Cost of services and sales	24,086	22,158	46,244
Selling, general and administrative expense	19,579	9,107	28,686
Depreciation and amortization expense	7,962	8,458	16,420

Total operating expenses	51,627	39,723	91,350

Operating income	$18,527	$959	$19,486

Assets	$147,378	$86,185	$233,563
Plant, property and equipment, net	33,451	54,149	87,600
Capital expenditures	8,973	6,399	15,372

Reconciliation to Consolidated Financial Information

A reconciliation of the segment operating revenues to consolidated operating revenues is as follows:

	(dollars in millions)
Years Ended December 31,	2013	2012	2011
Operating Revenues
Total reportable segments	$120,246	$115,648	$110,836
Reconciling items:
Corporate, eliminations and other	304	198	39

Consolidated operating revenues	$120,550	$115,846	$110,875

A reconciliation of the total of the reportable segments’ operating income to consolidated Income before (provision) benefit for income taxes is as follows:

	(dollars in millions)
Years Ended December 31,	2013	2012	2011
Operating Income
Total segment operating income	$26,370	$21,828	$19,486
Severance, pension and benefit credits (charges) (Note 11)	6,232	(7,186)	(5,954)
Gain on spectrum license transaction (Note 2)	278	–	–
Litigation settlements (Note 16)	–	(384)	–
Other costs (Note 8)	–	(276)	–
Corporate, eliminations and other	(912)	(822)	(652)

Consolidated operating income	31,968	13,160	12,880

Equity in earnings of unconsolidated businesses	142	324	444
Other income and (expense), net	(166)	(1,016)	(14)
Interest expense	(2,667)	(2,571)	(2,827)

Income Before (Provision) Benefit for Income Taxes	$29,277	$9,897	$10,483

A reconciliation of the total of the reportable segments’ assets to consolidated assets is as follows:

	(dollars in millions)
At December 31,	2013	2012
Assets
Total reportable segments	$231,002	$227,300
Corporate, eliminations and other	43,096	(2,078)

Total consolidated	$274,098	$225,222

Corporate, eliminations and other at December 31, 2013 is primarily comprised of cash and cash equivalents which were used to complete the Wireless Transaction on February 21, 2014.

We generally account for intersegment sales of products and services and asset transfers at current market prices. No single customer accounted for more than 10% of our total operating revenues during the years ended December 31, 2013, 2012 and 2011. International operating revenues and long-lived assets are not significant.